Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 1.6%
Braskem America Finance Co.(b)
07/22/2041	7.125%	3,150,000	2,836,497
Vale Overseas Ltd.
11/21/2036	6.875%	2,450,000	2,723,197
Total			5,559,694
China 0.3%
Lenovo Perpetual Securities Ltd.(b),(c)
12/31/2049	5.375%	1,353,000	1,225,563
Colombia 0.6%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%	535,000	513,847
Millicom International Cellular SA(b)
03/25/2029	6.250%	900,000	821,864
03/25/2029	6.250%	800,000	730,545
Total			2,066,256
Ghana 0.1%
Tullow Oil PLC(b)
03/01/2025	7.000%	900,000	234,199
03/01/2025	7.000%	300,000	78,066
Total			312,265
Guatemala 0.2%
Energuate Trust(b)
05/03/2027	5.875%	650,000	625,404
India 0.7%
Adani Electricity Mumbai Ltd.(b)
02/12/2030	3.949%	1,250,000	1,037,480
Bharti Airtel Ltd.(b)
06/10/2025	4.375%	1,500,000	1,383,056
Total			2,420,536
Indonesia 0.3%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%	1,874,000	938,893
Malaysia 0.1%
Press Metal Labuan Ltd.(b)
10/30/2022	4.800%	533,000	399,750
Mauritius 0.3%
Network i2i Ltd.(b),(c)
12/31/2049	5.650%	1,400,000	1,106,000
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.6%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	443,401
Cemex SAB de CV(b)
11/19/2029	5.450%		2,250,000	1,835,903
Total				2,279,304
Netherlands 1.0%
Braskem Netherlands Finance BV(b)
01/10/2023	3.500%		1,250,000	1,112,733
01/31/2030	4.500%		1,450,000	1,127,752
Metinvest BV(b)
04/23/2026	8.500%		1,400,000	984,519
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%		430,000	360,776
Total				3,585,780
Philippines 0.6%
SMC Global Power Holdings Corp.(b),(c)
12/31/2049	5.950%		2,500,000	2,126,719
Singapore 0.3%
Indika Energy Capital III Pte Ltd.(b)
11/09/2024	5.875%		1,500,000	1,016,879
South Africa 0.8%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		3,350,000	2,746,628
Togo 0.4%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%		1,500,000	1,351,146
Virgin Islands 0.3%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2029	6.125%		1,350,000	1,274,747
Total Corporate Bonds & Notes (Cost $36,068,959)				29,035,564

Foreign Government Obligations(a),(d) 82.1%

Angola 0.7%
Angolan Government International Bond(b)
11/26/2029	8.000%		1,846,000	723,634
11/26/2029	8.000%		1,400,000	548,801
05/08/2048	9.375%		3,600,000	1,365,334
Total				2,637,769
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.8%
Argentine Republic Government International Bond
01/11/2028	5.875%	5,390,000	1,484,117
07/06/2036	7.125%	1,050,000	276,713
01/11/2048	6.875%	4,050,000	1,075,441
Total			2,836,271
Bahrain 0.3%
Bahrain Government International Bond(b)
10/12/2028	7.000%	1,232,000	1,127,043
Belarus 0.4%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	700,000	686,219
02/28/2030	6.200%	750,000	681,327
Total			1,367,546
Brazil 2.6%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	240,000	240,809
Brazilian Government International Bond
01/07/2041	5.625%	446,000	454,798
01/27/2045	5.000%	6,830,000	6,486,962
02/21/2047	5.625%	2,100,000	2,156,029
Total			9,338,598
Chile 1.3%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,806,025
Corporación Nacional del Cobre de Chile(b)
09/30/2029	3.000%	3,215,000	2,962,747
Total			4,768,772
China 2.6%
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%	1,300,000	1,395,376
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2025	4.125%	1,500,000	1,645,164
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,300,000	1,392,985
Syngenta Finance NV(b)
04/24/2028	5.182%	5,450,000	4,643,042
Total			9,076,567
Colombia 2.3%
Colombia Government International Bond
01/30/2030	3.000%	8,655,000	7,899,210
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecopetrol SA
01/16/2025	4.125%		326,000	302,289
Total				8,201,499
Croatia 0.7%
Croatia Government International Bond(b)
01/26/2024	6.000%		861,000	932,401
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		710,000	770,073
10/23/2022	5.875%		600,000	650,765
Total				2,353,239
Dominican Republic 5.3%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	112,000,000	2,011,431
Dominican Republic International Bond(b)
03/04/2022	10.375%	DOP	74,200,000	1,359,731
01/27/2025	5.500%		2,500,000	2,383,642
01/29/2026	6.875%		500,000	498,232
06/05/2026	9.750%	DOP	132,550,000	2,024,787
01/25/2027	5.950%		4,035,000	3,797,940
01/30/2030	4.500%		6,470,000	5,596,450
04/30/2044	7.450%		1,086,000	1,043,867
01/27/2045	6.850%		271,000	246,426
Total				18,962,506
Egypt 2.5%
Egypt Government International Bond(b)
04/16/2026	4.750%	EUR	1,000,000	946,365
04/16/2030	5.625%	EUR	2,400,000	2,025,190
04/30/2040	6.875%		300,000	232,876
01/31/2047	8.500%		1,850,000	1,510,485
02/21/2048	7.903%		1,300,000	1,049,298
02/21/2048	7.903%		300,000	242,146
03/01/2049	8.700%		3,300,000	2,728,548
Total				8,734,908
El Salvador 1.2%
El Salvador Government International Bond(b)
01/30/2025	5.875%		1,850,000	1,626,564
01/18/2027	6.375%		1,500,000	1,312,114
04/10/2032	8.250%		1,350,000	1,217,703
Total				4,156,381
Ghana 0.6%
Ghana Government International Bond(b)
02/11/2027	6.375%		3,085,000	2,267,633
Guatemala 0.5%
Guatemala Government Bond(b)
06/01/2050	6.125%		1,750,000	1,737,056

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 0.5%
Honduras Government International Bond(b)
01/19/2027	6.250%		2,043,000	1,859,625
Hong Kong 0.5%
CNAC HK Finbridge Co., Ltd.(b)
03/14/2025	4.875%		1,500,000	1,583,438
India 0.5%
Export-Import Bank of India(b)
01/15/2030	3.250%		1,800,000	1,606,166
Indonesia 9.7%
Indonesia Government International Bond(b)
01/08/2027	4.350%		2,650,000	2,748,711
01/15/2045	5.125%		3,700,000	4,104,689
Indonesia Government International Bond
04/24/2028	4.100%		2,850,000	2,913,098
09/18/2029	3.400%		1,900,000	1,865,145
10/30/2049	3.700%		4,225,000	4,167,212
Pertamina Persero PT(b)
01/21/2050	4.175%		5,000,000	4,270,992
PT Indonesia Asahan Aluminium Persero Tbk(b)
11/15/2028	6.530%		1,000,000	1,054,510
PT Pertamina Persero(b)
08/25/2030	3.100%		2,600,000	2,322,322
05/30/2044	6.450%		2,000,000	2,173,129
PT Perusahaan Listrik Negara(b)
07/17/2029	3.875%		1,400,000	1,305,488
02/05/2030	3.375%		2,315,000	2,139,290
07/17/2049	4.875%		850,000	809,030
02/05/2050	4.375%		750,000	664,020
Saka Energi Indonesia PT(b)
05/05/2024	4.450%		5,250,000	3,914,476
Total				34,452,112
Ivory Coast 1.0%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	271,248
10/17/2031	5.875%	EUR	3,345,000	3,161,314
Total				3,432,562
Kazakhstan 1.9%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	391,631
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%		4,450,000	4,301,670
04/24/2030	5.375%		2,200,000	2,176,534
Total				6,869,835
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 7.6%
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,361,583
05/31/2029	8.500%	MXN	15,000,000	692,595
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	20,462
01/23/2030	6.840%		7,200,000	5,197,942
01/28/2031	5.950%		10,645,000	7,265,901
01/23/2050	7.690%		4,551,000	3,092,950
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	132,245
03/13/2027	6.500%		2,800,000	2,073,286
02/12/2028	5.350%		2,700,000	1,861,019
01/23/2029	6.500%		400,000	289,000
01/23/2045	6.375%		5,000,000	3,130,293
09/21/2047	6.750%		1,500,000	966,255
Total				27,083,531
Mongolia 0.3%
Mongolia Government International Bond(b)
05/01/2023	5.625%		1,000,000	895,192
Morocco 0.7%
OCP SA(b)
04/25/2044	6.875%		2,200,000	2,391,632
Netherlands 1.3%
MDGH - GMTN BV(b)
11/07/2029	2.875%		2,200,000	2,074,240
11/07/2049	3.700%		890,000	823,447
Petrobras Global Finance BV
03/19/2049	6.900%		1,550,000	1,505,425
Syngenta Finance NV(b)
04/24/2028	5.182%		250,000	212,984
Total				4,616,096
Nigeria 0.5%
Nigeria Government International Bond(b)
01/21/2031	8.747%		2,400,000	1,721,073
Oman 0.4%
Oman Government International Bond(b)
06/15/2026	4.750%		550,000	394,184
08/01/2029	6.000%		1,450,000	1,037,154
Total				1,431,338
Pakistan 0.4%
Pakistan Government International Bond(b)
09/30/2025	8.250%		1,050,000	922,351
03/31/2036	7.875%		700,000	602,550
Total				1,524,901

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Panama 0.2%
Panama Government International Bond(e)
04/01/2056	4.500%		778,000	846,039
Paraguay 1.5%
Paraguay Government International Bond(b)
04/15/2026	5.000%		2,190,000	2,236,954
08/11/2044	6.100%		2,457,000	2,577,525
03/30/2050	5.400%		675,000	632,880
Total				5,447,359
Peru 2.0%
Peruvian Government International Bond
06/20/2030	2.844%		6,750,000	7,056,495
Philippines 3.1%
Philippine Government International Bond
03/30/2026	5.500%		1,500,000	1,719,932
02/01/2028	3.000%		6,950,000	7,259,986
02/02/2030	9.500%		1,350,000	2,033,030
Total				11,012,948
Qatar 5.1%
Qatar Government International Bond(b)
04/23/2028	4.500%		200,000	218,849
03/14/2029	4.000%		11,200,000	12,003,785
04/23/2048	5.103%		2,000,000	2,425,006
03/14/2049	4.817%		2,840,000	3,332,385
Total				17,980,025
Romania 0.4%
Romanian Government International Bond(b)
04/03/2049	4.625%	EUR	1,140,000	1,320,272
Russian Federation 4.4%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		416,000	415,883
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%		7,175,000	6,711,813
Russian Foreign Bond - Eurobond(b)
05/27/2026	4.750%		3,000,000	3,195,727
06/23/2027	4.250%		1,200,000	1,257,968
03/21/2029	4.375%		1,600,000	1,712,031
04/04/2042	5.625%		800,000	971,849
06/23/2047	5.250%		1,200,000	1,450,154
Total				15,715,425
Saudi Arabia 2.5%
Saudi Government International Bond(b)
01/21/2055	3.750%		9,465,000	8,711,496
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senegal 0.3%
Senegal Government International Bond(b)
05/23/2033	6.250%	1,220,000	1,090,452
South Africa 1.8%
Eskom Holdings SOC Ltd.(b)
01/26/2021	5.750%	5,930,000	5,012,828
08/06/2023	6.750%	2,000,000	1,486,113
Total			6,498,941
Sri Lanka 0.8%
Sri Lanka Government International Bond(b)
06/28/2024	6.350%	650,000	389,952
05/11/2027	6.200%	2,500,000	1,424,900
04/18/2028	6.750%	1,162,000	655,219
03/28/2030	7.550%	900,000	503,960
Total			2,974,031
Turkey 3.0%
Turkey Government International Bond
10/09/2026	4.875%	1,000,000	845,343
03/25/2027	6.000%	1,400,000	1,252,204
02/17/2028	5.125%	3,300,000	2,768,344
04/26/2029	7.625%	2,000,000	1,913,421
01/14/2041	6.000%	1,400,000	1,095,026
02/17/2045	6.625%	2,210,000	1,819,673
05/11/2047	5.750%	1,500,000	1,107,408
Total			10,801,419
Ukraine 2.6%
NAK Naftogaz Ukraine via Kondor Finance PLC(b)
11/08/2026	7.625%	1,650,000	1,358,200
Ukraine Government International Bond(b)
09/01/2023	7.750%	1,300,000	1,215,035
09/01/2026	7.750%	5,175,000	4,758,401
09/25/2032	7.375%	1,600,000	1,449,497
09/25/2032	7.375%	300,000	271,781
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%	300,000	279,646
Total			9,332,560
United Arab Emirates 3.4%
Abu Dhabi Government International Bond(b)
10/11/2027	3.125%	4,300,000	4,373,834
09/30/2029	2.500%	2,000,000	1,941,947
09/30/2049	3.125%	6,250,000	5,791,530
Total			12,107,311
Venezuela 0.3%
Petroleos de Venezuela SA(b),(f)
05/16/2024	0.000%	12,559,928	753,596

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela Government International Bond(b),(f)
10/13/2024	0.000%	4,300,000	387,000
Total			1,140,596
Virgin Islands 3.6%
CNOOC Finance Ltd.
09/30/2029	2.875%	1,190,000	1,227,810
CNRC Capitale Ltd.(b),(c)
12/31/2049	3.900%	1,000,000	979,394
Sinopec Group Overseas Development 2017 Ltd.(b)
09/13/2027	3.250%	5,050,000	5,287,275
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2028	4.250%	1,500,000	1,687,080
11/12/2029	2.950%	1,735,000	1,822,901
State Grid Overseas Investment 2014 Ltd.(b)
05/07/2024	4.125%	1,500,000	1,602,696
Total			12,607,156
Total Foreign Government Obligations (Cost $344,490,325)			291,675,814

Treasury Bills 0.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Argentina 0.3%
Argentina Treasury Bill(f),(g)
08/31/2020	0.000%	3,034,500	971,040
Total Treasury Bills (Cost $3,000,280)			971,040

Money Market Funds 7.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(h),(i)	26,765,778	26,752,395
Total Money Market Funds (Cost $26,761,140)		26,752,395
Total Investments in Securities (Cost $410,320,704)		348,434,813
Other Assets & Liabilities, Net		6,579,316
Net Assets		$355,014,129

At March 31, 2020, securities and/or cash totaling $520,886 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,000,000 MXN	4,228,156 USD	Goldman Sachs	04/17/2020	485,024	—
10,690,000 BRL	2,281,750 USD	Standard Chartered	04/17/2020	226,562	—
2,312,688 USD	10,754,000 BRL	Standard Chartered	04/17/2020	—	(245,196)
8,751,700 EUR	9,981,926 USD	UBS	04/17/2020	323,729	—
Total				1,035,315	(245,196)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	46	06/2020	USD	10,206,250	1,180,084	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(51)	06/2020	USD	(7,957,594)	—	(548,365)
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $242,701,329, which represents 68.36% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2020, the total value of these securities amounted to $2,111,636, which represents 0.59% of total net assets.
(g)	On August 29, 2019, the government of Argentina announced a delay in the repayment of short-term government debt at maturity and introduced an extended repayment schedule. The first of three scheduled payments, which represented 15% of the original par was received on September 27, 2019. On December 23, 2019 the government of Argentina announced a maturity extension with all remaining payments to be postponed to the final maturity of August 31, 2020.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	29,025,424	145,984,674	(148,244,320)	26,765,778	(1,465)	(7,527)	110,380	26,752,395
Currency Legend
BRL	Brazilian Real
DOP	Dominican Republic Peso
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2020